Basis of consolidation and presentation	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of consolidation and presentation
2.	Basis of consolidation and presentation
Basis of presentation
We prepared these consolidated financial statements in accordance with accounting principles generally accepted in the United States (“US GAAP”).
Our consolidated financial statements include the accounts of Despegar.com, Corp., our wholly owned subsidiaries, and entities for which we control a majority of the entity’s outstanding common stock. We record non-controlling
interest in our consolidated financial statements to recognize the minority ownership interest in our consolidated subsidiaries.
Non-controlling
interest in the earnings and losses of consolidated subsidiaries represent the share of net income or loss allocated to members or partners in our consolidated entities, which includes the non-controlling
interest share of net income or loss from our redeemable
non-controlling
interest entity. We consolidate our subsidiaries from the date on which we obtain control. We deconsolidate any subsidiary from the date we lose control. We record our investments in entities that we do not control, but over which we have the ability to exercise significant influence, using the equity method. We have eliminated significant intercompany transactions and accounts. We change the accounting policies of subsidiaries where necessary to ensure consistency with our accounting policies. All of our subsidiaries have the same year-end.
We believe that the assumptions underlying our consolidated financial statements are reasonable. However, these consolidated financial statements do not present our future financial position, the results of our future operations and cash flows.
The following are our subsidiaries as of the end of the years presented:

Name of the subsidiary (in alphabetical order)	Type	Country of incorporation	As of December 31, 2020	As of December 31, 2019
			% Owned
Agencia de Viajes y Turismo Falabella S.A.S. (1)	Operating	Colombia	—	100%
Badurey S.A.	Holding	Uruguay	100%	100%
BD Travelsolution, S. de R.L. de C.V.	Operating	Mexico	100%	—
BDTP Venture, Inc.	Operating	United States	100%	—
Beda Transportation, Inc.	Operating	United States	100%	—
Beda Travel & Tours, Inc.	Operating	United States	100%	—
Beda Travel, Inc.	Holding	United States	100%	—
Click Hoteles.com, LLC	Holding	United States	100%	—
Decolar.com Ltda.	Operating	Brazil	100%	100%
Decolar.com, Inc.	Holding	United States	100%	100%
Desonproc S.L. (6)	Operating	Spain	—	100%
Despegar Colombia S.A.S.	Operating	Colombia	100%	100%
Despegar Ecuador S.A.	Operating	Ecuador	100%	100%
Despegar Servicios, S.A. de C.V. (5)	Operating	Mexico	100%	100%
Despegar.com Chile SpA	Operating	Chile	100%	100%
Despegar.com México S.A. de C.V.	Operating	Mexico	100%	100%
Despegar.com Panama S.A. (6)	Operating	Panama	—	100%
Despegar.com Peru S.A.C.	Operating	Peru	100%	100%
Despegar.com USA, Inc.	Operating	United States	100%	100%
Despegar.com.ar S.A.	Operating	Argentina	100%	100%
DFinance Holding Ltda.	Holding	Brazil	100%	—
Holidays S.A.	Operating	Uruguay	100%	100%
Jamiray International S.A.	Operating	Uruguay	100%	—
Koin Administradora de Cartões e Meios de Pagamento S.A.	Operating	Brazil	84%	—
Rivamor S.A.	Holding	Uruguay	100%	100%
Satylca S.C.A.	Holding	Uruguay	100%	100%
Servicios Online 3351 de Venezuela C.A.	Operating	Venezuela	100%	100%
Servicios Online S.A.S. (1)	Operating	Colombia	—	100%
South Net Chile, LTDA	Operating	Chile	100%	—
South Net Travel, Inc.	Operating	United States	100%	—
South Net Turismo Colombia, S.A.	Operating	Colombia	100%	—
South Net Turismo Perú S.R.L.	Operating	Peru	100%	—
South-Net Turismo Brasil, LTDA	Operating	Brazil	100%	—
South-Net Turismo S.A.	Operating	Argentina	100%	—
Tecnobelt S.A.	Operating	Uruguay	100%	100%
Transporturist, S.A. de C.V.	Operating	Mexico	100%	—
Travel Reservations S.R.L.	Operating	Uruguay	100%	100%
Viaceco Travel, S.A. de C.V. (5)	Operating	Mexico	100%	—
Viajes Beda, S.A. de C.V.	Operating	Mexico	100%	—

Name of the subsidiary (in alphabetical order)	Type	Country of incorporation	As of December 31, 2020	As of December 31, 2019
Viajes Despegar.com O.N.L.I.N.E. S.A.	Operating	Costa Rica	100%	100%
Viajes Falabella S.A. (2)	Operating	Argentina	—	100%
Viajes Falabella S.A.C. (3)	Operating	Peru	—	100%
Viajes Falabella SpA (4)	Operating	Chile	—	100%

(1)	Merged with and into Despegar Colombia S.A.S.
(2)	Merged with and into Despegar.com.ar S.A.
(3)	Merged with and into Despegar.com Peru S.A.C.
(4)	Merged with and into Despegar.com Chile SpA.
(5)	Merged with and into Despegar.com México S.A. de C.V. on January 1, 2021.
(6)	Liquidated as of December 31, 2020.
Use of estimates
We use estimates and assumptions in the preparation of these consolidated financial statements in accordance with US GAAP. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of these consolidated financial statements. These estimates and assumptions also affect the reported amount of net income or loss during any period. The actual financial results could differ significantly from these estimates. The significant estimates underlying these consolidated financial statements include revenue recognition; allowance for credit expected losses; recoverability of long-lived assets, indefinite-lived intangible assets and goodwill; income and transactional taxes; loss contingencies; stock-based compensation and accounting for derivative instruments. The consolidated financial statements reflect all adjustments considered, in the opinion of management, necessary to fairly present the results for the periods presented.
Foreign currency translation
We have selected the U.S. dollar as our reporting currency. For local currency functional locations, assets and liabilities are translated at end-of-period
rates while revenues and expenses are translated at average rates in effect during the period. Equity is translated at historical rates and the resulting cumulative translation adjustments are included as a component of accumulated other comprehensive income / (loss).
For U.S. dollar functional currency locations, foreign currency assets and liabilities are remeasured into U.S. dollars at end-of-period
exchange rates, except for
non-monetary
balance sheet accounts, which are remeasured at historical exchange rates. Revenue and expenses are remeasured at average exchange rates in effect during each period, except for those expenses related to the non-monetary
balance sheet amounts, which are remeasured at historical exchange rates. Gains or losses from foreign currency remeasurement are included in “Financial income / (expense), net” in our consolidated statements of income.
As from July 1, 2018, our subsidiary in Argentina changed its functional currency from Argentine Pesos to U.S. dollars due to the current highly inflationary status of the Argentine economy. A highly inflationary economy is one that has cumulative inflation of approximately 100% or more over a three-year period.
Concentration of risk
Our business is subject to certain risks and concentrations including our dependence on relationships with travel suppliers, primarily airlines and Expedia, dependence on third-party technology providers, exposure to risks associated with online commerce security and payment related fraud. We also rely on global distribution systems (“GDS”) providers and other third-party service providers for certain fulfillment services.
Financial instruments, which potentially subject the Company to concentration of credit risk, mainly consist of cash and cash equivalents and accounts receivable.
We maintain cash and cash equivalents balances in financial institutions that we believe are high credit quality. Our receivables are settled mainly through customer credit cards and debit cards. We maintain allowance for doubtful accounts based on management’s evaluation of various factors, including the credit risk of customers, historical trends and other information. See Note 9 for details.
Seasonality
We generally experience seasonal fluctuations in the demand for our travel services. The majority of our operations, such as Brazil and Argentina, are located in the Southern hemisphere where summer runs from December 1 to February 28 and winter runs from June 1 to August 31. Our most significant market in the Northern hemisphere is Mexico where summer runs from June 1 to August 31 and winter runs from December 1 to February 28. Accordingly, traditional leisure travel bookings in the Southern hemisphere are generally the highest in the second and fourth quarters of the year as travelers plan and book their winter and summer holiday travel. The number of bookings typically decreases in the first quarter of the year. In the Northern hemisphere, bookings are generally the highest in the first three quarters as travelers plan and book their spring, summer and winter holiday travel. The seasonal revenue impact is exacerbated with respect to income by the nature of variable cost of revenue and direct sales and marketing costs, which is typically realized in closer alignment to booking volumes, and the more stable nature of fixed costs.
The continued growth of international operations or a change in product mix may influence the typical trend of the seasonality in the future, and there may also be business or market driven dynamics that result in short-term impacts to revenue or profitability that differ from the typical seasonal trends.
Revenues, expenses, assets and liabilities can vary during each quarter of the year. Therefore, the results and trends in these consolidated financial statements may not be the same as those for any subsequent quarter or the full year.
Due to the
COVID-19
pandemic, which led to significant cancellations for future travel during the first half of 2020 and impacted new travel bookings for the majority of 2020, we have not experienced our typical seasonal pattern for bookings, revenue and profit during the year ended December 31, 2020. In addition, with the decrease in new bookings and elevated cancellations in the merchant business model, our typical, seasonal working capital source of cash has been significantly disrupted resulting in unfavorable working capital trends and material negative cash flow since the second quarter of 2020 when we typically generate significant positive cash flow. It is difficult to forecast the seasonality for the upcoming quarters given the uncertainty related to the duration of the impact from the
COVID-19
pandemic and the shape and timing of any sustained recovery. In addition, we are experiencing much shorter booking windows, which could also impact the seasonality of our working capital and cash flow.